Income Taxes - Deferred Tax Valuation Allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax valuation allowance, rollfoward
Balance at beginning of year	$ 147
Balance at end of year	135	$ 147
Deferred tax asset valuation allowance
Deferred tax valuation allowance, rollfoward
Balance at beginning of year	147	122	$ 113
Charged to income tax expense	(5)	25	9
Charged to Retained earnings	(7)	0	0
Balance at end of year	$ 135	$ 147	$ 122